LEASE - Disclosure of detailed information about lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities [abstract]
Balance, beginning of year	$ 125	$ 203
Additions	312	0
Accretion of interest	20	14
Payments	(88)	(87)	$ (91)
Foreign Exchange	(3)	(5)
Balance, End of year	365	125	$ 203
Current (included in Accounts Payable)	48	81
Non-current	$ 317	$ 44